Consolidated Statements of Income (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Net revenue:
Dialysis Care Revenue	$ 2,425,092	$ 2,321,175	$ 7,071,971	$ 6,716,280
Dialysis Products Revenue	816,999	736,930	2,400,560	2,170,153
Net revenue	3,242,091	3,058,105	9,472,531	8,886,433
Costs of revenue:
Dialysis Care Cost of Revenue	1,680,506	1,611,780	4,998,099	4,708,110
Dialysis Products Cost of Revenue	407,746	391,847	1,163,567	1,147,945
Cost of revenues	2,088,252	2,003,627	6,161,666	5,856,055
Gross profit	1,153,839	1,054,478	3,310,865	3,030,378
Operating expenses:
Selling, general and administrative	598,433	540,291	1,764,361	1,583,612
Research and development	27,612	22,794	80,544	67,256
Income from equity method investees	(5,940)	(1,857)	(22,402)	(5,484)
Operating income	533,734	493,250	1,488,362	1,384,994
Other (income) expense:
Interest income	(16,882)	(4,719)	(42,882)	(18,802)
Interest expense	84,955	75,086	257,124	224,818
Income before income taxes	465,661	422,883	1,274,120	1,178,978
Income tax expense	162,797	152,904	436,057	409,507
Net Income	302,864	269,979	838,063	769,471
Less: Net income attributable to noncontrolling interests	23,609	22,191	77,346	62,298
Net Income attributable to the Company	$ 279,255	$ 247,788	$ 760,717	$ 707,173
Basic income per Ordinary share	$ 0.92	$ 0.82	$ 2.51	$ 2.35
Fully diluted income per Ordinary share	$ 0.92	$ 0.82	$ 2.50	$ 2.35